Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 3,521	$ 3,344	$ 2,905
Professional fees	2,189	2,589	2,480
Depreciation and amortization	185	225	239
Other	873	762	724
General and administrative expenses	$ 6,768	$ 6,920	$ 6,348